Significant Accounting Policies - Operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies
Maximum term of operating lease	3 years
Operating lease rent expense	¥ 31,786	¥ 24,851	¥ 15,364
Capital leases	¥ 0	¥ 0	¥ 0